Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLINGTON FUND
Prospectus Date	rr_ProspectusDate	Mar. 07, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2023